RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH
RESTRICTED CASH

The Company had long-term restricted cash of $23.9 million and $nil as at December 31, 2018 (December 31, 2017 - $19.5 million and $5.0 million), to guarantee the environmental indemnities related to the Essakane and Rosebel mines, respectively.